Federated Hermes SDG Engagement High Yield Credit Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class IS and R6 shares [Member] | Federated Hermes SDG Engagement High Yield Credit Fund | IS
Prospectus [Line Items]
Annual Return [Percent]	8.32%	7.47%	11.43%	(10.67%)	2.59%	7.13%